Operating segments	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Operating segments

29.	Operating segments

The Company operates in various business lines based on where the subsidiaries operate. Valour operates the Company’s ETPs business line which involves issuing ETPs, hedging against the underlying digital asset, lending and staking of digital assets and management fees earned on the ETPs as well as any DeFi Alpha related transactions. Stillman and Stillman Bermuda operate the trading platform. The Reflexivity research segment was discontinued effective January 1, 2026.

Information about the Company’s assets by segment is detailed below.

September 30, 2026	DeFi	Stillman Digital	Valour Inc	Total
Cash	11,787,143	9,790,554	26,271,370	47,849,067
Client cash deposits	-	1,501,724	-	1,501,724
Public investments, at fair value through profit and loss	106,857	-	-	106,857
Prepaid expenses	663,697	6,582,978	194,179	7,440,854
Short term investments	19,960,806	-	2,018,060	21,978,866
Derivative assets			274,096	274,096
Investment in Smart Crypto Fund SP, at FVTPL			10,000,373	10,000,373
Digital assets, digital assets loaned, and digital assets staked	-	10,054,639	577,690,100	587,744,739
Equity instruments	-	-	95,885,076	95,885,076
Investment in associate	2,283,056	-	-	2,283,056
Other non-current assets	14,901,664	-	45,720,335	60,621,999
Total assets	49,703,223	27,929,895	758,053,589	835,686,707
Accounts payable and accrued liabilities	3,341,651	2,028,842	2,050,564	7,421,057
Loans payable	-	-	809,336	809,336
Trading liabilities	-	14,710,186	-	14,710,186
Warrant liability	3,325,342	-	-	3,325,342
Derivative liability	-	-	-	-
ETP holders payable	-	-	643,670,432	643,670,432
Total liabilities	6,666,993	16,739,028	646,530,332	669,936,353

December 31, 2025	DeFi	Reflexivity	Stillman Digital	Valour Inc	Total
Cash	52,948,491	2,101	9,203,569	29,079,929	91,234,090
Client cash deposits	-	-	5,615,054	-	5,615,054
Public investments, at fair value through profit and loss	272,520	-	-	-	272,520
Prepaid expenses	562,981	75,343	8,267,050	691,548	9,596,922
Digital assets, digital assets loaned, and digital assets staked	-	65,040	14,066,946	501,454,945	515,586,931
Equity instruments	-	-	-	131,982,050	131,982,050
Right-of-use assets	-	-	-	2,999,253	2,999,253
Investment in associate	2,423,934	-	-	-	2,423,934
Other non-current assets	28,172,752	-	-	36,680,278	64,853,030
Total assets	84,380,678	142,484	37,152,619	702,888,003	824,563,783
Accounts payable and accrued liabilities	2,151,846	49,421	5,458,569	1,610,274	9,270,110
Loans payable	-	-	-	2,611,009	2,611,009
Trading liabilities	-	-	24,122,640	-	24,122,640
Warrant liability	13,599,316	-	-	-	13,599,316
Lease liability	-	-	-	3,102,188	3,102,188
ETP holders payable	-	-	-	622,304,667	622,304,667
Total liabilities	15,751,162	49,421	29,581,209	629,628,138	675,009,930

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

29.	Operating segments (continued)

Information about the Company’s revenues and expenses by segment is detailed below:

Nine months ended September 30, 2026	DeFi	Stillman Digital	Valour Inc.	Total
Staking and lending income	-	-	6,363,485	6,363,485
Management fees	-	-	3,685,379	3,685,379
Trading commissions	-	7,583,326	-	7,583,326
Other revenue	218,009	-	43,500	261,509
Revenues excluding realized and net change in unrealized (loss) gain	218,009	7,583,326	10,092,364	17,893,699
Realized and net change in unrealized loss on digital assets	-	(50,258)	(7,122,795)	(7,173,053)
Realized and net change in unrealized loss on equity investments	-	-	3,425,863	3,425,863
Realized and net change in unrealized gains on ETP payables	-	-	22,704,954	22,704,954
Realized and net change in unrealized loss on derivative liabilities	-	-	99,644	99,644
Revenues from realized and net change in unrealized (loss) gain	-	(50,258)	19,107,666	19,057,408
Total revenues	218,009	7,533,068	29,200,030	36,951,107

Expenses
Operating, general and administration	8,626,976	4,683,652	11,192,533	24,503,161
Share based payments	3,865,715	-		3,865,715
Amortization - right-of-use asset	-	-	262,464	262,464
Amortization - intangibles	-	24,280	-	24,280
Fees and commissions	56,000	828,502	2,322,896	3,207,398
Foreign exchange (gain) loss	865,550	(3,403)	73,133	935,280
Total operating expenses	13,414,241	5,533,031	13,851,026	32,798,298
Operating (loss) income	(13,196,232)	2,000,037	15,349,004	4,152,809

Realized (loss) on investments, net	-	-	-	-
Unrealized (loss) on investments, net	(2,405,115)	-	(1,001,700)	(3,406,815)
Interest income	767,981	2,254	78,100	848,335
Interest expense	-	368	(126,593)	(126,225)
Other income	804,662		1	804,663
Gain on lease termination	-	-	146,838	146,838
Other expense	(95)	-		(95)
Loss on investment in associate	(140,878)	-	-	(140,878)
Change in fair value of warrant liabilities	10,273,974	-	-	10,273,974
Bad debt recovery	-	-	162,426	162,426
Impairment loss	-	-	(375,928)	(375,928)
Total other income (expenses)	9,300,529	2,622	(1,116,856)	8,186,295
Net (loss) income for the period before taxes	(3,895,703)	2,002,659	14,232,148	12,339,104
Current taxes	-	129,901	5,878	135,779
Net income after tax	(3,895,703)	1,872,758	14,226,270	12,203,324
Other comprehensive loss
Foreign currency translation loss	-	-	1,436	1,436
Net income and comprehensive income for the period	(3,895,703)	1,872,758	14,227,706	12,204,760

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

29.	Operating segments (continued)

Nine months ended September 30, 2025	DeFi	Stillman Digital	Valour Inc.	Total
Staking and lending income	-	-	10,849,531	10,849,531
Management fees	-	-	7,547,407	7,547,407
Trading commissions	-	6,230,864	-	6,230,864
Other revenue	192,407	-	468,000	660,407
Revenues excluding realized and net change in unrealized gains (losses)	192,407	6,230,864	18,864,938	25,288,209
Realized and net change in unrealized gains and (losses) on digital assets	(688,740)	302,647	29,717,071	29,330,978
Realized and net change in unrealized gain on equity investments	-	-	30,527,468	30,527,468
Realized and net change in unrealized gains and (losses) on ETP payables	-	-	(6,002,344)	(6,002,344)
Revenues from realized and net change in unrealized gains (losses)	(688,740)	302,647	54,242,195	53,856,102
Total revenues	(496,333)	6,533,511	73,107,133	79,144,311

Expenses
Operating, general and administration	11,806,388	3,854,606	7,407,647	23,068,641
Share based payments	10,758,244	-		10,758,244
Depreciation - property, plant and equipment	-	1,563	103	1,666
Amortization - right-of-use asset	-	-	51,180	51,180
Amortization - intangibles	1,118,886	5,291	39,811	1,163,988
Fees and commissions	19,303	702,496	4,303,592	5,025,391
Foreign exchange (gain) loss	(15,030)	(28)	(352,201)	(367,259)
Total operating expenses	23,687,791	4,563,928	11,450,132	39,701,851
Operating income (loss)	(24,184,124)	1,969,583	61,657,001	39,442,460

Realized (loss) on investments, net	(481,828)	-	181,024	(300,804)
Unrealized (loss) on investments, net	2,723	-	-	2,723
Interest income	29,371	1,360	33,688	64,419
Finance costs	(504)	(1,353)	(373,695)	(375,552)
Financing expense	(4,675,199)	-	-	(4,675,199)
Total other (expenses) income	(5,125,437)	7	(158,983)	(5,284,413)
Net income (loss) for the period before taxes	(29,309,561)	1,969,590	61,498,018	34,158,047
Current taxes	347,990	1,147,876	14,633	1,510,499
Net income (loss) after tax	(29,657,551)	821,714	61,483,385	32,647,548
Other comprehensive income (loss)
Foreign currency translation (loss) gain	-	-	1,142,502	1,142,502
Net (loss) income and comprehensive (loss) income for the period	(29,657,551)	821,714	62,625,887	33,790,050

DeFi Alpha is a division within Valour Inc. looking for arbitrage trading opportunities. It does not have its own statement of financial position but leverages Valour Inc’s equity for its trades. The CODM only reviews DeFi Alpha’s trading operating results as part of its consolidated review of Valour and hence it has not been presented separately in the table above. The comparative period has been restated to align with the current period presentation.

Valour Funds SPC is a wholly owned subsidiary of Valour Inc. At this point in time, there are no external investors and all the capital allocated to Valour Funds SPC is from Valour. As such, the CODM only reviews Valour Funds SPC’s results as part of its consolidated review of Valour and hence it has not been presented separately in the table above.